Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cavanal Hill Funds (PKNA American Performance)
Entity Central Index Key	0000864508
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
C000102309
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	A Shares
Trading Symbol	AABOX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 109,513,534
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 108,817
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$109,513,534
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$108,817
Portfolio Turnover Rate	18%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A+	2.1%
A	2.6%
AAA	3.0%
BBB+	3.4%
A-	6.5%
BBB	7.3%
AA+	18.6%
NR	24.4%
A-1+	29.7%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	29.4%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	24.0%
Taxable Municipal Bonds	5.8%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	19.5%
Yankee Debt Obligations	1.0%
Investment in Affiliates	2.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	10.5%
U.S. Treasury Notes	3.6%
U.S. Treasury Bonds	2.8%
U.S. Treasury Notes	2.6%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024293
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Institutional Shares
Trading Symbol	AIBNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 109,513,534
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 108,817
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$109,513,534
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$108,817
Portfolio Turnover Rate	18%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A+	2.1%
A	2.6%
AAA	3.0%
BBB+	3.4%
A-	6.5%
BBB	7.3%
AA+	18.6%
NR	24.4%
A-1+	29.7%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	29.4%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	24.0%
Taxable Municipal Bonds	5.8%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	19.5%
Yankee Debt Obligations	1.0%
Investment in Affiliates	2.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	10.5%
U.S. Treasury Notes	3.6%
U.S. Treasury Bonds	2.8%
U.S. Treasury Notes	2.6%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024292
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Investor Shares
Trading Symbol	APBDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 109,513,534
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 108,817
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$109,513,534
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$108,817
Portfolio Turnover Rate	18%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A+	2.1%
A	2.6%
AAA	3.0%
BBB+	3.4%
A-	6.5%
BBB	7.3%
AA+	18.6%
NR	24.4%
A-1+	29.7%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	29.4%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	24.0%
Taxable Municipal Bonds	5.8%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	19.5%
Yankee Debt Obligations	1.0%
Investment in Affiliates	2.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	10.5%
U.S. Treasury Notes	3.6%
U.S. Treasury Bonds	2.8%
U.S. Treasury Notes	2.6%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041650
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Administrative Shares
Trading Symbol	APCXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,334,814,306
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 818,555
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041649
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Institutional Shares
Trading Symbol	APHXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 3,334,814,306
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 818,555
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000073542
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	APPXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Premier Shares	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,334,814,306
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 818,555
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041652
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Select Shares
Trading Symbol	APSXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 3,334,814,306
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 818,555
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223873
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	A Shares
Trading Symbol	AALIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 32,261,975
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 95,221
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$32,261,975
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$95,221
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.2%
Real Estate	3.0%
Utilities	3.3%
Consumer Staples	4.2%
Energy	4.7%
Communication Services	7.1%
Health Care	7.6%
Industrials	10.9%
Consumer Discretionary	10.9%
Financials	16.2%
Information Technology	28.5%
Other	1.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	98.6%
Purchased Options	0.8%
Investment in Affiliates	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	5.9%
Apple, Inc.	4.8%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Phillips 66	3.6%
Broadcom, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Morgan Stanley	3.4%
Cardinal Health, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223874
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	AILIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 32,261,975
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 95,221
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$32,261,975
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$95,221
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.2%
Real Estate	3.0%
Utilities	3.3%
Consumer Staples	4.2%
Energy	4.7%
Communication Services	7.1%
Health Care	7.6%
Industrials	10.9%
Consumer Discretionary	10.9%
Financials	16.2%
Information Technology	28.5%
Other	1.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	98.6%
Purchased Options	0.8%
Investment in Affiliates	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	5.9%
Apple, Inc.	4.8%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Phillips 66	3.6%
Broadcom, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Morgan Stanley	3.4%
Cardinal Health, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223872
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Investor Shares
Trading Symbol	APLIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 32,261,975
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 95,221
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$32,261,975
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$95,221
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.2%
Real Estate	3.0%
Utilities	3.3%
Consumer Staples	4.2%
Energy	4.7%
Communication Services	7.1%
Health Care	7.6%
Industrials	10.9%
Consumer Discretionary	10.9%
Financials	16.2%
Information Technology	28.5%
Other	1.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	98.6%
Purchased Options	0.8%
Investment in Affiliates	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	5.9%
Apple, Inc.	4.8%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Phillips 66	3.6%
Broadcom, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Morgan Stanley	3.4%
Cardinal Health, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000102307
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	A Shares
Trading Symbol	AASTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 23,291,984
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ (36,397)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$23,291,984
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$(36,397)
Portfolio Turnover Rate	14%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.6%
BBB+	2.6%
A	3.3%
BBB-	6.8%
BBB	9.5%
AA+	16.1%
A-1+	23.8%
NR	30.7%
Other	5.8%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	22.3%
Mortgage-Backed Securities	32.7%
Corporate Bonds	22.9%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	3.6%
U.S. Treasury Obligations	15.8%
Investment in Affiliates	3.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.9%
The Western Union Co.	4.3%
U.S. Treasury Notes	3.9%
Truist Financial Corp., Series N	3.4%
The Charles Schwab Corp., Series I	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
U.S. Treasury Notes	3.3%
BAT Capital Corp.	2.6%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.6%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024286
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Institutional Shares
Trading Symbol	AISTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 23,291,984
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ (36,397)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$23,291,984
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$(36,397)
Portfolio Turnover Rate	14%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.6%
BBB+	2.6%
A	3.3%
BBB-	6.8%
BBB	9.5%
AA+	16.1%
A-1+	23.8%
NR	30.7%
Other	5.8%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	22.3%
Mortgage-Backed Securities	32.7%
Corporate Bonds	22.9%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	3.6%
U.S. Treasury Obligations	15.8%
Investment in Affiliates	3.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.9%
The Western Union Co.	4.3%
U.S. Treasury Notes	3.9%
Truist Financial Corp., Series N	3.4%
The Charles Schwab Corp., Series I	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
U.S. Treasury Notes	3.3%
BAT Capital Corp.	2.6%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.6%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024285
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Investor Shares
Trading Symbol	APSTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 23,291,984
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ (36,397)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$23,291,984
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$(36,397)
Portfolio Turnover Rate	14%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.6%
BBB+	2.6%
A	3.3%
BBB-	6.8%
BBB	9.5%
AA+	16.1%
A-1+	23.8%
NR	30.7%
Other	5.8%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	22.3%
Mortgage-Backed Securities	32.7%
Corporate Bonds	22.9%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	3.6%
U.S. Treasury Obligations	15.8%
Investment in Affiliates	3.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.9%
The Western Union Co.	4.3%
U.S. Treasury Notes	3.9%
Truist Financial Corp., Series N	3.4%
The Charles Schwab Corp., Series I	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
U.S. Treasury Notes	3.3%
BAT Capital Corp.	2.6%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.6%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196700
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	A Shares
Trading Symbol	AAENX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
AssetsNet	$ 19,756,315
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ (94)
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$19,756,315
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$(94)
Portfolio Turnover Rate	34%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.0%
B+	2.1%
BBB-	2.2%
BB-	2.5%
A-	2.7%
BB+	3.2%
BB	5.8%
AA+	6.2%
NR	8.7%
A-1+	59.0%
Other	3.7%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	32.9%
Corporate Bonds	9.7%
U.S. Government Agency Securities	1.3%
U.S. Treasury Obligations	32.6%
Yankee Debt Obligations	18.8%
Investment in Affiliates	1.0%
Foreign Bond	1.8%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.3%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
British Virgin	1.3%
Canada	1.5%
Germany	1.8%
Brazil	2.0%
Chile	2.0%
Luxembourg	5.7%
United States	77.5%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	4.0%
U.S. Treasury Notes	3.1%
U.S. Treasury Bonds	2.8%
Freddie Mac	2.3%
U.S. Treasury Notes	2.1%
Fannie Mae	1.9%
Bundesobligation, Series 192	1.8%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196701
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Institutional Shares
Trading Symbol	AIENX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 19,756,315
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ (94)
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$19,756,315
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$(94)
Portfolio Turnover Rate	34%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.0%
B+	2.1%
BBB-	2.2%
BB-	2.5%
A-	2.7%
BB+	3.2%
BB	5.8%
AA+	6.2%
NR	8.7%
A-1+	59.0%
Other	3.7%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	32.9%
Corporate Bonds	9.7%
U.S. Government Agency Securities	1.3%
U.S. Treasury Obligations	32.6%
Yankee Debt Obligations	18.8%
Investment in Affiliates	1.0%
Foreign Bond	1.8%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.3%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
British Virgin	1.3%
Canada	1.5%
Germany	1.8%
Brazil	2.0%
Chile	2.0%
Luxembourg	5.7%
United States	77.5%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	4.0%
U.S. Treasury Notes	3.1%
U.S. Treasury Bonds	2.8%
Freddie Mac	2.3%
U.S. Treasury Notes	2.1%
Fannie Mae	1.9%
Bundesobligation, Series 192	1.8%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196702
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Investor Shares
Trading Symbol	APENX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
AssetsNet	$ 19,756,315
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ (94)
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$19,756,315
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$(94)
Portfolio Turnover Rate	34%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.0%
B+	2.1%
BBB-	2.2%
BB-	2.5%
A-	2.7%
BB+	3.2%
BB	5.8%
AA+	6.2%
NR	8.7%
A-1+	59.0%
Other	3.7%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	32.9%
Corporate Bonds	9.7%
U.S. Government Agency Securities	1.3%
U.S. Treasury Obligations	32.6%
Yankee Debt Obligations	18.8%
Investment in Affiliates	1.0%
Foreign Bond	1.8%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.3%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
British Virgin	1.3%
Canada	1.5%
Germany	1.8%
Brazil	2.0%
Chile	2.0%
Luxembourg	5.7%
United States	77.5%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	4.0%
U.S. Treasury Notes	3.1%
U.S. Treasury Bonds	2.8%
Freddie Mac	2.3%
U.S. Treasury Notes	2.1%
Fannie Mae	1.9%
Bundesobligation, Series 192	1.8%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041646
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Administrative Shares
Trading Symbol	APGXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,579,586,259
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 477,288
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,579,586,259
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$477,288

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	4.1%
A-1+	96.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	23.0%
Repurchase Agreements	73.2%
Investment Companies	4.1%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bills	3.1%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Bills	1.5%
U.S. Treasury Notes	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041645
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Institutional Shares
Trading Symbol	APKXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 1,579,586,259
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 477,288
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,579,586,259
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$477,288

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	4.1%
A-1+	96.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	23.0%
Repurchase Agreements	73.2%
Investment Companies	4.1%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bills	3.1%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Bills	1.5%
U.S. Treasury Notes	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041648
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Select Shares
Trading Symbol	APNXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,579,586,259
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 477,288
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,579,586,259
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$477,288

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	4.1%
A-1+	96.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	23.0%
Repurchase Agreements	73.2%
Investment Companies	4.1%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bills	3.1%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Bills	1.5%
U.S. Treasury Notes	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196703
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	A Shares
Trading Symbol	AAUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 10,578,411
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ (51,452)
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$10,578,411
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$(51,452)
Portfolio Turnover Rate	72%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	3.4%
A-1	6.9%
AA+	10.9%
SP-1	16.2%
A-1+	9.7%
NR	46.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	87.7%
Investment in Affiliates	6.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	5.0%
Village of Plain City OH, GO	4.8%
Duluth Independent School District NO 709	4.8%
County of Belmont OH, GO	4.8%
City of Richmond Heights OH, GO	4.8%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.7%
Montgomery County Public Building Authority Revenue	4.4%
Decatur Park District	4.3%
City of Huber Heights OH, GO	4.3%
City of Marysville OH, GO, Series B	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196704
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Institutional Shares
Trading Symbol	AIUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 10,578,411
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ (51,452)
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$10,578,411
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$(51,452)
Portfolio Turnover Rate	72%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	3.4%
A-1	6.9%
AA+	10.9%
SP-1	16.2%
A-1+	9.7%
NR	46.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	87.7%
Investment in Affiliates	6.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	5.0%
Village of Plain City OH, GO	4.8%
Duluth Independent School District NO 709	4.8%
County of Belmont OH, GO	4.8%
City of Richmond Heights OH, GO	4.8%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.7%
Montgomery County Public Building Authority Revenue	4.4%
Decatur Park District	4.3%
City of Huber Heights OH, GO	4.3%
City of Marysville OH, GO, Series B	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196705
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Investor Shares
Trading Symbol	APUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 10,578,411
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ (51,452)
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$10,578,411
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$(51,452)
Portfolio Turnover Rate	72%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	3.4%
A-1	6.9%
AA+	10.9%
SP-1	16.2%
A-1+	9.7%
NR	46.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	87.7%
Investment in Affiliates	6.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	5.0%
Village of Plain City OH, GO	4.8%
Duluth Independent School District NO 709	4.8%
County of Belmont OH, GO	4.8%
City of Richmond Heights OH, GO	4.8%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.7%
Montgomery County Public Building Authority Revenue	4.4%
Decatur Park District	4.3%
City of Huber Heights OH, GO	4.3%
City of Marysville OH, GO, Series B	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136573
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	A Shares
Trading Symbol	AAWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$65	1.14%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.14%
AssetsNet	$ 254,930,666
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 532,910
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136574
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	C Shares
Trading Symbol	ACWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C Shares	$105	1.86%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.86%
AssetsNet	$ 254,930,666
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 532,910
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136571
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Institutional Shares
Trading Symbol	AIWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$48	0.85%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
AssetsNet	$ 254,930,666
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 532,910
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136572
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Investor Shares
Trading Symbol	APWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$63	1.11%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.11%
AssetsNet	$ 254,930,666
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 532,910
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.